Debt - Summary of Senior Notes Outstanding (Detail) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	$ 638,922,453	$ 697,884,899
U.S. dollars [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	184,089,282	185,060,098
Mexican pesos [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	68,001,125	70,691,683
Euros [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	236,548,891	263,998,076
Pound sterling [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	55,223,526	58,823,089
Swiss francs [,ember]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings		11,169,748
Japanese yens [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	2,334,864	2,282,608
Brazilian reals [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	32,891,187	20,935,142
Chilean pesos [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	3,904,707	4,312,424
Senior Notes 1 [member] | U.S. dollars [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	184,089,282	185,060,098
Senior Notes 1 [member] | Mexican pesos [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	68,001,125	70,691,683
Senior Notes 1 [member] | Euros [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	236,548,891	263,998,076
Senior Notes 1 [member] | Pound sterling [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	55,223,526	58,823,089
Senior Notes 1 [member] | Swiss francs [,ember]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings		11,169,748
Senior Notes 1 [member] | Japanese yens [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	2,334,864	2,282,608
Senior Notes 1 [member] | Brazilian reals [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	32,891,187	20,935,142
Senior Notes 1 [member] | Chilean pesos [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	$ 3,904,707	$ 4,312,424